Lease Liabilities	6 Months Ended
Sep. 30, 2023
Lease Liabilities [Abstract]
LEASE LIABILITIES

NOTE 8 — LEASE LIABILITIES

Operating leases as lessor

The Company has non-cancellable agreements to lease our equipment to tenant under operating lease for 1 to 3 years. The leases do not contain contingent payments. At September 30, 2023, the minimum future rental income to be received is as follows:

As of September 30,	RMB
2024	402
2025	201
Total	603

For the six months ended September 30, 2022 and 2023, the operating lease income of RMB1.6 million and RMB1.6 million, respectively, net of the depreciation charges of corresponding equipment of RMB1.4 million and RMB1.3 million, respectively, were recorded in other expenses, net in the consolidated statements of comprehensive loss.

Operating leases as lessee

The Company leases space under non-cancelable operating leases for office and manufacturing locations and production equipment. These leases do not have significant rent escalation holidays, concessions, leasehold improvement incentives, or other build-out clauses. Further, the leases do not contain contingent rent provisions.

Most leases include option to renew in condition that it is agreed by the landlord before expiry. Therefore, the majority of renewals to extend the lease terms are not included in its right-of-use assets and lease liabilities as they are not reasonably certain of exercise. The Company regularly evaluate the renewal options and when they are reasonably certain of exercise, the Company includes the renewal period in its lease term.

As most of the Company’s leases do not provide an implicit rate, it uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of the lease payments.

The components of the Company’s lease expense are as follows:

	Six months ended September 30,
	2022	2023
	RMB	RMB

Operating lease cost	1,758	1,593
Short-term lease cost	-	-
Lease cost	1,758	1,593

Supplemental cash flow information related to its operating leases was as follows for the six months ended September 30, 2022 and 2023:

	Six months ended September 30,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	2,226	2,287

Maturities of its lease liabilities for all operating leases are as follows as of September 30, 2023:

	RMB	USD
2024	4,575	637
2025	4,575	637
2026 and after	5,069	706
Total lease payments	14,219	1,980
Less: Interest	(1,475)	(205)
Present value of lease liabilities	12,744	1,775
Less current portion, record in current liabilities	(3,803)	(530)
Present value of lease liabilities	8,941	1,245

The weighted average remaining lease terms and discount rates for all of its operating leases were as follows as of March 31, 2023 and September 30, 2023:

	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.61	3.11
Weighted average discount rate	7.00%	7.00%